Ordinary shares	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Ordinary shares
11.	Ordinary shares

Upon the establishment of Webus on February 10, 2022, the Company issued 50,000 ordinary shares, par value $1 per share to five BVI companies, which were wholly-owned by five individual shareholders, respectively, who were the proportionate former individual shareholders of Youba before the Reorganization. 925 ordinary shares owned by a shareholder were transferred to a new shareholder for the purpose of Reorganization.

On September 16, 2022, the Company effectuated the below recapitalization: (i) a 1 for 10,000 stock split on the Company's issued and outstanding ordinary shares, resulting in the 500,000,000 shares authorized and outstanding, and the par value was changed from $1 to $0.0001 after the stock split; (ii) the Company repurchased 495,000,000 shares from shareholders proportionate to original holding ratio, resulting in the 5,000,000 shares issued and outstanding after the recapitalization.

On March 10, 2023, the Company issued 30,000,000 additional ordinary shares to existing shareholders per the ratio of 1:7, which are identical to the previously issued 5,000,000 ordinary shares, with consideration receivable from the shareholders as a part of the recapitalization, resulting in the 35,000,000 ordinary shares issued and outstanding.

On October 31, 2024, the Company effected the below recapitalization: a reverse share split through the repurchase of 15,000,000 shares at $0.0001 per share from all shareholders ("Reverse Share Split"), that is, approximately 43% of ordinary shares was repurchased from every shareholder (with the fractional shares rounding off to the nearest whole share). The Reverse Share Split had no effect on any shareholders’ proportionate equity interest in the Company. The par value remained at $0.0001 per share following the Reverse Share Split, and the number of the Company’s issued and outstanding ordinary shares reduced to 20,000,000 ordinary shares. As a result, the aggregate par value of the outstanding ordinary shares reduced, with the aggregate share subscription receivable correspondingly reduced. The Reverse Share Split has no effect on the Company’s total shareholders’ equity.

As a result of the recapitalization, all share and per share data in the consolidated financial statements have been retrospectively adjusted to all periods presented.

On February 28, 2025, the Company completed its IPO and issued 2,000,000 ordinary shares with par value of $0.0001 per share. The gross proceeds to the Company from the IPO, before deducting commissions, expense allowance, and expenses were RMB58,262,400 ($8,000,000).

The share subscription receivable presents the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis before the incorporation of the Company. Subscription receivable has no payment terms nor any interest receivable accrual.